Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

December 16, 2011

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc.

Post-Effective Amendment No. 95 under the Securities Act of 1933 and Amendment No. 96 under Investment Company Act of 1940

File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Funds, Inc. (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A (Amendment No. 96 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of introducing Class S to the Dividend Focus Series of the Trust and to change the existing class of the Dividend Focus Series to Class I.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures